Noncontrolling Interests - Schedule of Noncontrolling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Beginning balance	$ (386,578)	$ 10,527
Noncontrolling interests' share of loss	(229,987)	(335,624)
Noncontrolling interests' share of other comprehensive loss (income)	229	(10,344)
Common share investments funded on behalf of noncontrolling interest		105,400
Funded amounts repayable to the Company		(105,400)
Changes in noncontrolling interests arising from other changes	367	2,322
Disposal of noncontrolling interest in subsidiary	(44,948)	(53,459)
Ending balance	(660,917)	(386,578)
Oyu Tolgoi [Member]
Noncontrolling Interest [Line Items]
Beginning balance	(512,974)	(334,601)
Noncontrolling interests' share of loss	(150,839)	(174,387)
Noncontrolling interests' share of other comprehensive loss (income)	2,896	(3,986)
Common share investments funded on behalf of noncontrolling interest		105,400
Funded amounts repayable to the Company		(105,400)
Ending balance	(660,917)	(512,974)
Discontinued Operations Southgobi Resources Ltd [Member]
Noncontrolling Interest [Line Items]
Beginning balance	126,396	246,748
Noncontrolling interests' share of loss	(79,148)	(123,917)
Noncontrolling interests' share of other comprehensive loss (income)	(2,667)	2,594
Changes in noncontrolling interests arising from other changes	367	971
Disposal of noncontrolling interest in subsidiary	(44,948)
Ending balance		126,396
Discontinued Operations (Inova) [Member]
Noncontrolling Interest [Line Items]
Beginning balance		98,380
Noncontrolling interests' share of loss		(37,320)
Noncontrolling interests' share of other comprehensive loss (income)		(8,952)
Changes in noncontrolling interests arising from other changes		1,351
Disposal of noncontrolling interest in subsidiary		$ (53,459)